Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Apr. 27, 2013
Deferred tax assets:
Estimated accrued liabilities	$ 124,875	$ 129,408
Inventory	42,671	82,785
Insurance liability	8,804	9,642
Loss and credit carryovers	47,308	59,493
Lease transactions	24,499	33,427
Pension	4,885	12,330
Stock-based compensation	6,364	8,740
Investments in equity securities	1,564	1,590
Other	1,263	1,817
Gross deferred tax assets	262,233	339,232
Valuation allowance	(19,176)	(7,533)
Net deferred tax assets	243,057	331,699
Deferred tax liabilities:
Prepaid expenses	(6,900)	(7,015)
Goodwill and intangible asset amortization	(209,541)	(216,182)
Investment in Barnes & Noble.com	(78,554)	(79,034)
Depreciation	(15,257)	(50,790)
Gross deferred tax liabilities	(310,252)	(353,021)
Net deferred tax liabilities	$ (67,195)	$ (21,322)